Note 20 - Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [text block]
	Years ended December 31
	2024	2023	2022
Short-term benefits provided to executives (a)	$1,306	$1,109	$1,719
Directors’ fees paid to non-executive directors	161	289	203
Share-based payments	724	1,013	1,059
Total	$2,191	$2,411	$2,981